Schedule of Realized and Net Change in Unrealized Gains and (Losses) on Payables (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Realized And Net Change In Unrealized Gains And Losses On Etp Payables
Realized gain / (loss) on ETPs	$ 21,718,559	$ (53,436,530)	$ 74,040,782	$ (60,236,973)
Unrealized gain / (loss) on ETPs	(243,935,652)	(126,374,889)	(51,335,828)	54,234,629
Total	$ (222,217,093)	$ (179,811,419)	$ 22,704,954	$ (6,002,344)